Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Medicines, consumables and reagents for clinical and laboratory analyses	$ 86,977	$ 80,813	$ 126,264
Total inventories	$ 86,977	$ 80,813	$ 126,264	[1]

[1]	Re-presented as mentioned in Note 23